N-2	Dec. 16, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002020928
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Inv Company Type	N-2
Securities Act File Number	333-278887
Investment Company Act File Number	811-23957
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	OneAscent Capital Opportunities Fund
Entity Address, Address Line One	225 Pictoria Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45246
City Area Code	(513)
Local Phone Number	587-3400
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

FUND EXPENSES

Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	NONE
Dividend Reinvestment and Cash Purchase Plan Fees	NONE
Maximum Early Repurchase Fee (as a percentage of amount repurchased within two years)(1)	2.00%

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fee	1.50%
Interest Expense on Borrowings(2)	0.00%
Other Expenses(3)	2.30%
Shareholder Servicing Plan Fees	0.25%
Acquired Fund Fees and Expenses(4)	0.25%
Total Annual Expenses	4.30%
Fee Waiver and Expense Limitation(5)	(0.81)%
Total Annual Expenses (after fee waiver and expense limitation)	3.49%

(1)	Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee except if shares are repurchased at any time prior to the day immediately preceding the two-year anniversary of a shareholder’s purchase of such shares.
(2)	Interest Expense on Borrowings is based on estimated amounts for the current fiscal year. No leverage is anticipated in the first year.
(3)	Other expenses are based on estimated amounts for the current fiscal year with Fund estimated net proceeds of $30,000,000. Other expenses include but are not limited to accounting, legal and auditing fees of the Fund, compliance services expenses, shareholder servicing plan fees and fees payable to the Trustees.
(4)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund. AFFE are estimated for the current fiscal year based on historic fees and expenses. AFFE may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time. The typical incentive allocation paid to the investment advisers of acquired funds that pay such fees is 10-20%.
(5)	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least June 30, 2026 to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees, and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser. Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. See “Management of the Fund.”

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	0.25%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expenses [Percent]	2.30%	[4]
Total Annual Expenses [Percent]	4.30%
Waivers and Reimbursements of Fees [Percent]	(0.81%)	[5]
Net Expense over Assets [Percent]	3.49%
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$35	$123	$212	$441

Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	123
Expense Example, Years 1 to 5	212
Expense Example, Years 1 to 10	$ 441
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES, AND PROCESS

Investment Objective

The investment objective of the Fund is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact according to its values driven investment philosophy. The Adviser aims to achieve its objective by investing in a wide range of private markets through the dynamic use of its proprietary evaluation process. This investment objective may be changed without a vote of the Fund’s shareholders.

Investment Strategies

The Fund invests in a range of alternative assets intended to deliver a balance of income and return. The Fund intends to invest primarily in private markets. The private markets in which the Fund invests are (i) private equity, (ii) venture capital, (iii) private credit, and (iv) real estate and real assets. The types of investments the Fund utilizes to invest in private markets are (i) direct investments in the equity and/or debt securities of private companies; and (ii) indirect investments through Underlying Funds that invest primarily in such private markets. The Adviser believes that investing in various types of private markets and various types of securities in which the Fund invests to access private markets, are important factors in attempting to provide investors with exposure to a wide range of sectors and assets through a single investment vehicle. The Fund’s assets are therefore allocated in a dynamic manner to optimize the blended return of income and capital appreciation.

In constructing the portfolio, the Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy while also providing the potential for high returns, consistent income, liquidity, or a combination thereof. In addition to the values-based screening, the Adviser and/or Sub-Advisers conduct thorough due diligence in determining whether to invest in a particular security based on fundamental, bottom-up research. The Adviser believes that the Fund’s investment program offers an ideal approach for certain shareholders who previously have not had access to these types of investments or who desire to access such investments through lower account minimums.

The Adviser identifies private investment opportunities through a variety of sources, including direct relationships with Underlying Fund managers and portfolio company leadership teams. Members of the Adviser and Sub-Advisers have extensive history investing in private markets and may draw upon that history to generate connections to potential Fund investments. Additionally, the Fund’s investment team currently receives hundreds of inbound private market solicitations annually for potential review. Lastly, the team has access to research databases which provide additional sources of screening, idea flow, and benchmarking. The Adviser believes that there is a robust set of investment opportunities in private markets for the Fund.

The evaluation process for a private market opportunity typically includes, but is not limited to, a qualitative evaluation of an Underlying Fund manager’s approach to generating deal flow and outperformance, their competitive advantages, their team and its alignment with investors, the firm culture, and their approach to impact and socially responsible investment considerations. Quantitatively, the Fund seeks to evaluate the past track record of the Underlying Fund’s manager relative to both comparable private and public market strategies (where applicable) as well as the fees, expenses, and other terms of the investment. In many cases, the Fund expects direct investments to be associated with an Underlying Fund manager where the Fund’s investment team will have some familiarity with the competitive advantages and underwriting abilities of said manager. The portfolio managers will also identify direct investments in companies Real Estate Securities, or securities related to real assets, the portfolio managers performing an analysis of a company’s operating history, current or potential future cash flow, and fair valuation, and determining whether the company aligns with the Adviser’s faith-driven values. The Adviser utilizes its proprietary investment evaluation scorecard and due diligence checklist to evaluate the direct investment opportunity thoroughly. This process also includes direct engagement with company leadership through multiple meetings and, where feasible, site visits to gain deeper operational insights.

Private Equity

Private equity is a common term for investments that are typically made in private companies (or public companies through privately negotiated transactions) and generally involve equity-related finance intended to facilitate a change in management and direction of these companies in order to increase their value. The Fund invests in private equity-related investments of any type, including direct investments in the equity securities of privately held companies; primary and secondary offerings of Underlying Funds that deploy invested capital into primarily non-public operating companies (portfolio companies); and investment opportunities in the equity of portfolio companies that are presented by one or more the Underlying Funds. The Fund seeks to allocate its investments across multiple private equity strategies (e.g., growth and core), vintage years, geographies, company size, sector, industry, and other distinguishing features.

Venture Capital Investments

Initial or early-stage investments in private companies are commonly referred to as “venture capital” investments. These new and emerging companies are often in technology and healthcare-related industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. The Fund may invest at any point along a venture capital company’s path of development but generally seeks to diversify across the various stages. When allocating investments in venture capital, the Fund classifies the stages of a venture capital company as follows:

●	Pre-Seed Stage. A “pre-seed stage” company has a product that is either still in the conceptual stage or not fully developed and more than three-months away from generating revenues.

●	Seed Stage. A “seed stage” company has a product or service that has been validated by the market and is raising capital to hire additional labor and expand its business.

●	Growth Stage. A “growth stage company” is typically an established company with strong growth characteristics. Such company is still relatively early in its development but is generating revenue or is within three months of generating revenue generation, Growth stage companies also include those developing a new product line, entering a new market, building a new factory, or financing a strategic acquisition.

In addition to direct investments in equity securities of venture capital companies, the Fund invests in Underlying Funds that deploy invested capital into venture capital companies and may also co-invest alongside an Underlying Fund. The Fund may also invest in debt securities of venture capital companies as discussed in “Private Credit Investments” below.

Private Credit Investments

Private credit is credit that is extended to companies or projects on a bilaterally negotiated basis, is not publicly traded, and is originated or held by lenders which are not banks. The Fund gains exposure to select private credit opportunities through real estate, infrastructure, venture capital, special situations and distressed debt, direct lending, mezzanine financing, and structured financing. The Fund invests in the debt of small- to middle-market companies that often do not have access to traditional bank financing.

Private credit takes various legal forms, which may include loans, bonds, notes (including convertible notes), simple agreements for future equity (SAFEs) or private securitization issues, and may take the form of secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt). The Fund also obtains exposure to private credit through primary and secondary offerings of interests in Underlying Funds that invest in private fixed-income securities and debt instruments and target the ownership of higher yielding corporate, physical, or financial assets. Such fixed-income securities may include below investment grade debt (or “junk” bonds). The Fund may also co-invest alongside these Underlying Funds.

The Fund seeks to allocate its investments in private credit across multiple strategies (e.g., direct lending, liquid credit, opportunistic credit, structured credit, and real assets credit) or other distinguishing features.

Real Estate and Real Assets Investments

The Adviser uses a comprehensive multi-strategy, multi-sector approach, to invest in real estate securities. The real estate securities in which the Fund invests are (i) common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock; (ii) non-traded unregistered real estate investment trusts (“Private REITs”); (iii) publicly traded

REITs; (iv) private funds that invest in Private REITs; (v) mortgage-backed securities; and (vi) real estate operating companies (“REOCs”) that invest principally, directly or indirectly, in real estate. The Fund’s investments are allocated among the various sectors of the real estate market, including but not limited to the multi-family, mixed-use, commercial, industrial, residential, specialty, and warehouse sectors. Examples of investments in the specialty sector may include medical or life science laboratory real estate.

In addition to the real estate securities, the Fund may take advantage of investment opportunities in securities related to other real assets. Such investments provide the Fund with exposure to commodities, energy, natural resources (such as agriculture and timber), infrastructure, precious metals, and other real estate (i.e., farmland or mines).

Liquid Securities and Short-Term Investments

The Fund invests in liquid alternative assets to manage its liquidity, maintain access to cash in order to meet its short-term obligations, and deliver non-correlated income returns in faith aligned investments. The Fund’s investment in these alternatives may occur through the direct purchase of publicly traded instruments such as open-ended mutual funds or ETFs. The mutual funds or ETFs may have strategies that include managed futures, long/short equity, or arbitrage-driven strategies. The Fund may also invest into public securities of companies that have exposure to private markets, providing additional means to manage liquidity. Short-term investments may include the purchase of government securities, short-term obligations issued by select banks and other companies, and investments in ETFs that invest in a variety of assets including commodities, REITs, VIX short term futures (futures on CBOE Volatility Index), high yield related fixed income and high-income generating ETFs. Other short-term investments used to manage liquidity include cash and cash-equivalents, public and private money market funds, publicly traded equity securities, and other liquid investments.

Pending investment of the proceeds from the offering in accordance with the Fund’s principal strategy, assets will be invested in the liquid, short-term investments mentioned above.

Except as otherwise indicated, the Fund may change its investment objectives and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding shares.

The Fund’s SAI contains a list of the fundamental (i.e., those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objectives and Policies.”

Portfolio Construction

The Adviser intends to allocate the Fund’s assets among the various types of investments in a dynamic manner to optimize the blended return based on its assessment of current and forecasted market conditions. When the Fund’s assets are fully deployed, the Adviser expects to allocate assets in the following ranges:

Type of Asset Class	Target Weighting
Private Equity	20-30%
Venture Capital	20-30%
Private Credit	5-15%
Real Estate and Real Asset	15-25%
Liquid Alternatives and Public Equities	10-20%

Such allocations may vary from time to time, especially during the Fund’s initial period of investment operations, and the Adviser maintains complete and absolute discretion to adjust the allocations in response to changing market opportunities and conditions as well as other pertinent factors. The Adviser may from time to time, for temporary and/or defensive reasons, take positions that are inconsistent with these target weightings. Specifically, the Adviser may take positions in various public equities that exceed 20% of the Fund’s assets. If and when the Adviser determines to pursue such strategy, the Fund may not achieve its investment objective while it does so, which could reduce the benefit from any upswing in the market.

The Fund may obtain exposure to the asset classes above through direct investments in securities or indirectly through Underlying Funds. The Adviser intends to target the following allocations for each type of investment:

Type of Investment	Target Weighting
Underlying Funds	Up to 15%
Direct Investments	Up to 75%
Liquid Alternatives and Public Equities	Up to 20%

The Adviser invests in an Underlying Fund when it believes that doing so provides investors with access to an emerging manager with strong historical performance and whose Underlying Fund is either oversubscribed or has a high minimum commitment. Additionally, the Adviser may invest in an Underlying Fund when doing so is more cost effective than direct investments in the underlying assets. Underlying Funds may offer other benefits compared to direct investments such as access to a proprietary deal flow due to their relationships with investment banks and proprietary analytics utilized to identify investments. The Fund limits its investments in Underlying Funds that would be investment companies under the 1940 Act but for the exemptions provided by Sections 3(c)(1) or 3(c)(7) of the 1940 Act to 15% of the Fund’s total assets.

Investment Process

The portfolio managers are responsible for security selection and the Fund’s portfolio construction. The Adviser and Sub-Advisers identify potential investments through their network and relationships with a variety of alternative investment managers who are either explicitly faith-driven managers or who are aligned in mission with faith-based investors (i.e., an Underlying Fund manager), as well as financial industry research database. These investments in privately held companies are also frequently identified through the Underlying Funds in which the Fund invests.

The Adviser seeks to identify investments that it believes will make an impact according to its values driven investment philosophy. The Adviser seeks to eliminate from the investable universe companies that demonstrably and consistently harm their stakeholders, and Underlying Funds that invest primarily in such companies. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer physical harm, and environmental mismanagement). This means seeking to avoid companies whose principal business activities and practices include:

●	Involvement in abortion, including production, distribution, or supply chain involvement regarding abortifacients or medical facilities that perform abortions.

●	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, alcohol, and cannabis.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The portfolio managers then seek to elevate companies and Underlying Funds that it believes promote flourishing for their stakeholders, through its proprietary investment evaluation process. This means identifying companies, through proprietary research methods designed to assess positive impact, that the portfolio managers believe exhibit qualities and characteristics such as:

●	Addressing unmet and underserved needs in the marketplace.

●	Providing purposeful vocations and adding meaning to work.

●	Fostering vibrant communities.

●	Embracing viewpoint diversity and a spirit of collaboration.

●	Providing affordable housing and long-term shelter solutions for low-income households.

●	Cultivating natural resources.

●	Enhancing our stakeholders’ well-being and corporate human experience.

All securities must meet, at the time of investment, both elements of the Adviser’s values-based screening requirements (i.e., all investments must both qualify to be in the Fund’s investable universe and exhibit qualities that the Adviser believes promote flourishing for their stakeholders). If an investment no longer meets the Adviser’s screening requirements, the Fund intends, but is not required, to sell such investment.

Investment Evaluation

In addition to the values-based screening, the Adviser and Sub-Advisers conduct thorough due diligence in determining whether to invest in a particular security. The portfolio managers select securities based on fundamental, bottom-up research. As previously described in the Investment Strategies section, the evaluation process for relying on an Underlying Fund manager to identify a private market opportunity for direct investment or investing in an Underlying Fund includes, but is not limited to, a qualitative evaluation of the Underlying Fund manager’s approach to generating deal flow and outperformance, their competitive advantages, their team and its alignment with investors, the firm culture, and their approach to impact and socially responsible investment considerations. Specifically, when determining whether an Underlying Fund manager is a faith-driven manager or a manager who aligns in mission with faith-based investors, the Adviser utilizes its proprietary investment evaluation scorecard to conduct thorough due diligence on the investment strategy and processes that the manager uses when considering an investment. This allows the Adviser to better understand the values that underpin the manager’s culture and whether the manager will make investments that align with the Adviser’s values-based investing process detailed above. Quantitatively, the portfolio managers seek to evaluate the past track record of the Underlying Fund manager relative to both comparable private and public market strategies (where applicable) as well as the fees, expenses, and other terms of the investment.

In many cases, the Fund expects direct investments to be associated with an Underlying Fund manager where the portfolio managers will have some familiarity with the competitive advantages and underwriting abilities of said manager. The portfolio managers will also identify direct equity or debt investments in companies through a structured framework that includes identification, assessment, decision-making, and continuous engagement. Specifically, the portfolio managers identify additional opportunities for direct investment through industry networks, proprietary research tools, and referrals from strategic relationships. Once a potential opportunity for direct investment is identified, the portfolio managers conduct a thorough evaluation of the opportunity, which involves performing an analysis of the company’s operating history, current or potential future cash flow, and valuation, and determining whether the company aligns with the Adviser’s faith-driven values. The Adviser utilizes its proprietary investment evaluation scorecard and due diligence checklist to evaluate the direct investment opportunity thoroughly. This process also includes, but is not limited to, multiple meetings with key professionals related to each investment, aggregating and reviewing relevant investment documentation (e.g., marketing materials, private placement memo, financial statements, etc.), as well as site visits when possible or deemed necessary. The Adviser’s value-based screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. A summary of the findings and opinion is typically provided to the Fund’s investment team for review and consideration of a potential investment within the Fund.

For Underlying Funds, in addition to the preceding, the portfolio managers analyze other factors including but not limited to prior fund performance history, fund management, and consistent adherence to the investment process.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces, together with the other information contained in this prospectus. If any of the risks discussed in this prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund. The following describes the direct and indirect risks the Fund bears with respect to its investments.

Adviser and Sub-Advisers’ Analysis Risk

The Adviser and Sub-Advisers seek to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser and Sub-Advisers rely on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process may at times be subjective with respect to recently organized companies for which only limited information is available. Accordingly, the Adviser or Sub-Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results may vary significantly from such projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith may, due to various risks and uncertainties including those described herein, differ materially from actual results.

Below Investment Grade Instruments Risk

The Fund may invest in debt securities and other instruments that are rated “below investment grade” or “junk” by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and/or principal payments. Such securities and instruments are generally not exchange traded and, as a result, trade in the over-the-counter (“OTC”) marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund’s investments in “below investment grade” or “junk” securities and instruments expose it to a substantial degree of credit risk and interest rate risk. The market for high yield securities has recently experienced periods of significant volatility and reduced liquidity. The market values of certain of these lower-rated and unrated debt investments tend to reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. Major economic recessions such as those recently (and in some cases, currently) experienced globally may disrupt severely the market for such securities, and may have an adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and/or interest thereon, thereby increasing the incidence of default of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Closed-End Structure Risk

The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle.

Competition for Investment Opportunities Risk

The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser and Sub-Advisers for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms on which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund, the Adviser, or Sub-Advisers may be reluctant to present investment opportunities to the Fund because of its affiliation with the Adviser or a Sub-Adviser. There can be no assurance that the Adviser or a Sub-Adviser will be able to locate and complete investments that satisfy the Fund’s primary investment objectives or to realize on their values.

Conflicts of Interest Risk

The Adviser (and its affiliates) and the portfolio managers (and the portfolio managers for clients managed by affiliates of the Adviser) manage the assets of and/or provide advice to individual accounts, as well as to the Fund. The Fund has no interest in the activities of the Adviser’s other clients. In addition, the Adviser and its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. However, there are no affiliations or arrangements between the Adviser’s or its affiliates’ clients, the pooled investment vehicles in which the Fund invests and the asset managers to such pooled investment vehicles. The Adviser is required under its compliance policies and procedures to identify any material conflicts of interest to which the Adviser is subject. Once such conflicts are identified, the Adviser’s CCO shall oversee the consideration of appropriate disclosure and/or mitigation of the conflicts.

The Adviser (and its affiliates) and the portfolio managers (and the portfolio managers for clients managed by affiliates of the Adviser) will experience conflicts of interest in connection with the management of the Fund relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates (including client accounts managed by affiliates of the Adviser); compensation to the Adviser; services that may be provided by the Adviser, its investment professionals and its affiliates to issuers in which the Fund invests;

investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser or its affiliates; differing recommendations given by the Adviser to the Fund versus other clients of the Adviser and its affiliates; the Adviser’s use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of non-public information with respect to potential investments by the Fund. The Adviser and an affiliated registered investment adviser under common control do not operate under a combined Compliance Manual; however, they do share supervised personnel. Portfolio Managers for the Fund may be required to allocate their time between managing the Fund and their responsibilities to the affiliated registered investment adviser. The Adviser and/or its affiliates may from time to time obtain non-public information regarding certain issuers or other investment opportunities, which information may be material. As a result of the federal and state securities laws’ prohibition on trading on the basis of material non-public information, the Fund may be prohibited from buying or selling securities or pursuing a transaction or investment opportunity, which may result in a loss (actual or potential) to the Fund. See “Conflicts of Interest.”

Credit Risk

The Fund’s debt investments will be subject to the risk of non-payment of scheduled interest or principal by a counterparty with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that the Adviser or a Sub-Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy a counterparty’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a counterparty, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. The Fund may also invest in high yield instruments and unsecured investments, each of which involves a higher degree of risk than senior secured loans. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only or paid-in-kind (“PIK”) payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a counterparty’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

A company in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in its business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial conditions or be experiencing financial distress.

Equity Investments Risk

Fluctuations in the value of equity securities held by the Fund may cause the Fund’s net asset value to fluctuate. Common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Risk

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Fixed-Income Instruments Risk

The Fund invests in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s fixed income investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. Commercial bank lenders may be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements. See also “Risks Factors – Credit Risk.”

The Fund invests in loans and other similar forms of debt. Such forms of indebtedness are different from traditional debt securities in that debt securities are part of a large issue of securities to the public and loans and similar debt instruments may not be securities, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part-lender. When purchasing indebtedness (including loan participations), the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Members of a syndicate in which the Fund participates may have different and sometimes superior rights than the Fund. Where the Fund invests as a sub-participant in syndicated debt, it may be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, the Fund will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower and will generally not have any direct rights against the underlying borrower, any direct rights in the collateral, if any, securing such borrowing, or any right to deal directly with such borrower. The lender will, in general, retain the right to determine whether remedies provided for in the underlying loan arrangement will be exercised, or waived. In the event that the Fund enters into such an investment, there can be no assurance that its ability to realize on a participation will not be interrupted or impaired in the event of the bankruptcy or insolvency of the borrower or the lender or that in such circumstances, the Fund will benefit from any set-off between the lender and the borrower. Successful claims by third parties arising from these and other risks may be borne by the Fund.

The Fund may invest in debtor-in-possession financings. In such investments there is a risk that the underlying borrower may not successfully exit bankruptcy and may be forced to liquidate its assets in which case the Fund’s only recourse will be against the security provided by the borrower (which may not be sufficient to cover related losses).

Government Intervention in the Financial Markets

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. The Adviser and Sub-Advisers monitor developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Interest Rate Risk

Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

Investment Risk

An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets, and the value of these assets and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Issuer Risk

The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Key Personnel Risk

The Adviser and Sub-Advisers depend on the efforts, skills, reputations and business contacts of their key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser and Sub-Advisers’ professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.

The Adviser and Sub-Advisers’ principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser or Sub-Advisers’ relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser or Sub-Advisers’ principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Legal and Regulatory Risks

Legal and regulatory changes could occur which may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change may continue.

Leverage Risk

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund does not intend to use leverage in the Fund’s first year of operations. The Fund may use leverage opportunistically in the future and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund’s losses in the event of underperformance of the Fund’s underlying investments.

The 1940 Act and related Rule 18f-4 generally limit the extent to which the Fund may utilize borrowings and transactions that may give rise to a form of leverage, including reverse repurchase agreements, dollar rolls, forward contracts, and other deemed derivative transactions, together with any other senior securities representing indebtedness, to 33 1/3% of the Fund’s assets at the time utilized. In addition, the 1940 Act limits the extent to which the Fund may issue preferred shares to 50% of the Fund’s assets (less the Fund’s obligations under senior securities representing indebtedness).

Use of leverage creates an opportunity for increased income and return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund’s shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board of Trustees intends to periodically review the Fund’s use of leverage, including its impact on Fund performance. See “Conflicts of Interest.”

The Fund’s use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

●	the likelihood of greater volatility of NAV and market price of the shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares that the Fund may pay will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the shares;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares; and

●	when the Fund uses certain types of leverage, the management fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund’s shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Liquidity Risk

Shareholder Liquidity Risk

The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk

The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some of the Fund’s private market investments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

Management Risk

The Adviser’s and/or Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser and Sub-Advisers’ judgments about the potential performance of a pooled investment vehicle (or other means of indirect investment) may also prove incorrect and may not produce the desired results.

Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

New Interval Fund Adviser Risk

The Adviser has not previously managed a closed-end fund. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Closed-end interval funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code.

No History of Operations Risk

The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objectives. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund’s Expense Limitation Agreement (see “Fund Expenses”), to the extent it raises few assets.

Private Funds Risk

The Fund’s performance depends in part upon the performance of the pooled investment vehicle managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser’s ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The private funds in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to private funds in particular. The Fund may not be able to invest in certain private funds that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund’s investments in certain private funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in private funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain private funds. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund’s capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser or Sub-Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle’s assets in securities of non-U.S. issuers, and the Fund’s assets may be invested in private funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Private funds might not be publicly traded and therefore would not be liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund’s investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the private funds, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered private funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered private funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Advisers Act. Further, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

Certain private funds are subject to asset-specific risks.

Real Estate Risk

The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

REIT Risk

Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Sector Concentration Risk

The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. To the extent the Fund focuses its investments in the information technology or healthcare sector, it may be subject to the following risks:

●	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Small- and Medium-Capitalization Companies Risk

The Fund may invest a portion of assets in companies that are newly formed or have limited product lines, distribution channels and financial and managerial resources. While such investments may provide significant potential for appreciation, they may also involve higher risks for the Fund than do investments in securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.

Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market value, less liquid markets in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences. The risk of bankruptcy or insolvency is also higher than it is for larger, “blue-chip” companies.

Special Situations and Distressed Investments Risk

The Fund seeks to invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Specialty Finance

The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is typically secured by the borrower’s underlying assets, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Adviser. Terms of a facility will vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

Structured Products Risk

Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Certain structured products may be thinly traded or have a limited trading market.

Subordinated and Unsecured or Partially Secured Loans Risk

The Fund may invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

Uncertain Tax Treatment

The Fund may invest a portion of its net assets in “below investment grade” or “junk” instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Venture Capital Risk

The Fund or an Underlying Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Adviser And Sub Advisers Analysis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adviser and Sub-Advisers’ Analysis Risk

The Adviser and Sub-Advisers seek to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser and Sub-Advisers rely on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process may at times be subjective with respect to recently organized companies for which only limited information is available. Accordingly, the Adviser or Sub-Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that may be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results may vary significantly from such projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith may, due to various risks and uncertainties including those described herein, differ materially from actual results.

Below Investment Grade Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Instruments Risk

The Fund may invest in debt securities and other instruments that are rated “below investment grade” or “junk” by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and/or principal payments. Such securities and instruments are generally not exchange traded and, as a result, trade in the over-the-counter (“OTC”) marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund may invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund’s investments in “below investment grade” or “junk” securities and instruments expose it to a substantial degree of credit risk and interest rate risk. The market for high yield securities has recently experienced periods of significant volatility and reduced liquidity. The market values of certain of these lower-rated and unrated debt investments tend to reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. Major economic recessions such as those recently (and in some cases, currently) experienced globally may disrupt severely the market for such securities, and may have an adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and/or interest thereon, thereby increasing the incidence of default of such securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.

Closed End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Closed-End Structure Risk The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities Risk

The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser and Sub-Advisers for the Fund is highly competitive and involves a significant degree of uncertainty. The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives may be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities may increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition may adversely affect the terms on which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund, the Adviser, or Sub-Advisers may be reluctant to present investment opportunities to the Fund because of its affiliation with the Adviser or a Sub-Adviser. There can be no assurance that the Adviser or a Sub-Adviser will be able to locate and complete investments that satisfy the Fund’s primary investment objectives or to realize on their values.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk

The Adviser (and its affiliates) and the portfolio managers (and the portfolio managers for clients managed by affiliates of the Adviser) manage the assets of and/or provide advice to individual accounts, as well as to the Fund. The Fund has no interest in the activities of the Adviser’s other clients. In addition, the Adviser and its affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. However, there are no affiliations or arrangements between the Adviser’s or its affiliates’ clients, the pooled investment vehicles in which the Fund invests and the asset managers to such pooled investment vehicles. The Adviser is required under its compliance policies and procedures to identify any material conflicts of interest to which the Adviser is subject. Once such conflicts are identified, the Adviser’s CCO shall oversee the consideration of appropriate disclosure and/or mitigation of the conflicts.

The Adviser (and its affiliates) and the portfolio managers (and the portfolio managers for clients managed by affiliates of the Adviser) will experience conflicts of interest in connection with the management of the Fund relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates (including client accounts managed by affiliates of the Adviser); compensation to the Adviser; services that may be provided by the Adviser, its investment professionals and its affiliates to issuers in which the Fund invests;

investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser or its affiliates; differing recommendations given by the Adviser to the Fund versus other clients of the Adviser and its affiliates; the Adviser’s use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of non-public information with respect to potential investments by the Fund. The Adviser and an affiliated registered investment adviser under common control do not operate under a combined Compliance Manual; however, they do share supervised personnel. Portfolio Managers for the Fund may be required to allocate their time between managing the Fund and their responsibilities to the affiliated registered investment adviser. The Adviser and/or its affiliates may from time to time obtain non-public information regarding certain issuers or other investment opportunities, which information may be material. As a result of the federal and state securities laws’ prohibition on trading on the basis of material non-public information, the Fund may be prohibited from buying or selling securities or pursuing a transaction or investment opportunity, which may result in a loss (actual or potential) to the Fund. See “Conflicts of Interest.”

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

The Fund’s debt investments will be subject to the risk of non-payment of scheduled interest or principal by a counterparty with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that the Adviser or a Sub-Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy a counterparty’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a counterparty, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. The Fund may also invest in high yield instruments and unsecured investments, each of which involves a higher degree of risk than senior secured loans. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only or paid-in-kind (“PIK”) payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a counterparty’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

A company in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in its business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial conditions or be experiencing financial distress.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Investments Risk

Fluctuations in the value of equity securities held by the Fund may cause the Fund’s net asset value to fluctuate. Common stock of an issuer may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

E T F Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF Risk

The Fund may invest in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Fixed Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Instruments Risk

The Fund invests in loans and other types of fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s fixed income investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow. Commercial bank lenders may be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements. See also “Risks Factors – Credit Risk.”

The Fund invests in loans and other similar forms of debt. Such forms of indebtedness are different from traditional debt securities in that debt securities are part of a large issue of securities to the public and loans and similar debt instruments may not be securities, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part-lender. When purchasing indebtedness (including loan participations), the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Members of a syndicate in which the Fund participates may have different and sometimes superior rights than the Fund. Where the Fund invests as a sub-participant in syndicated debt, it may be subject to certain risks as a result of having no direct contractual relationship with the underlying borrower. As a result, the Fund will generally be dependent on the lender to enforce its rights and obligations under the loan arrangements in the event of a default by the underlying borrower and will generally not have any direct rights against the underlying borrower, any direct rights in the collateral, if any, securing such borrowing, or any right to deal directly with such borrower. The lender will, in general, retain the right to determine whether remedies provided for in the underlying loan arrangement will be exercised, or waived. In the event that the Fund enters into such an investment, there can be no assurance that its ability to realize on a participation will not be interrupted or impaired in the event of the bankruptcy or insolvency of the borrower or the lender or that in such circumstances, the Fund will benefit from any set-off between the lender and the borrower. Successful claims by third parties arising from these and other risks may be borne by the Fund.

The Fund may invest in debtor-in-possession financings. In such investments there is a risk that the underlying borrower may not successfully exit bankruptcy and may be forced to liquidate its assets in which case the Fund’s only recourse will be against the security provided by the borrower (which may not be sufficient to cover related losses).

Government Intervention In The Financial Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Intervention in the Financial Markets

The recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the assets in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. The Adviser and Sub-Advisers monitor developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Typically, a rise in interest rates causes a decline in the value of debt securities and loans, and as a result the value of your investment in the Fund will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) and extension risk (the debtor may pay its obligation later than expected, increasing a securities maturity). These risks could affect the value of a particular investment, possibly causing the Fund’s NAV and total return to be reduced and fluctuate more than other types of investments.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk

An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his, her or its investment objectives and personal situation and (ii) consider factors such as his, her or its personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the Fund’s underlying assets, and the value of these assets and other instruments may fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk

The Adviser and Sub-Advisers depend on the efforts, skills, reputations and business contacts of their key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser and Sub-Advisers’ professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.

The Adviser and Sub-Advisers’ principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser or Sub-Advisers’ relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser or Sub-Advisers’ principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks

Legal and regulatory changes could occur which may materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change may continue.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund does not intend to use leverage in the Fund’s first year of operations. The Fund may use leverage opportunistically in the future and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund’s losses in the event of underperformance of the Fund’s underlying investments.

The 1940 Act and related Rule 18f-4 generally limit the extent to which the Fund may utilize borrowings and transactions that may give rise to a form of leverage, including reverse repurchase agreements, dollar rolls, forward contracts, and other deemed derivative transactions, together with any other senior securities representing indebtedness, to 33 1/3% of the Fund’s assets at the time utilized. In addition, the 1940 Act limits the extent to which the Fund may issue preferred shares to 50% of the Fund’s assets (less the Fund’s obligations under senior securities representing indebtedness).

Use of leverage creates an opportunity for increased income and return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund’s shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Fund’s NAV, which will be borne entirely by the Fund’s shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund’s investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board of Trustees intends to periodically review the Fund’s use of leverage, including its impact on Fund performance. See “Conflicts of Interest.”

The Fund’s use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for shareholders, including:

●	the likelihood of greater volatility of NAV and market price of the shares than a comparable portfolio without leverage;

●	the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred shares that the Fund may pay will reduce the return to the shareholders or will result in fluctuations in the dividends paid on the shares;

●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares; and

●	when the Fund uses certain types of leverage, the management fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund’s shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Shareholder Liquidity Risk

The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Fund Investments Liquidity Risk

The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. The Fund may invest without limit in securities that, at the time of investment, are illiquid. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

Some of the Fund’s private market investments are not readily marketable and may be subject to restrictions on resale. Such instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the loans and fixed-income instruments in which the Fund will invest. Where a secondary market exists, the market for such instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals and changes in market, political or other relevant circumstances, may cause some loans and other debt instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Adviser’s and/or Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser and Sub-Advisers’ judgments about the potential performance of a pooled investment vehicle (or other means of indirect investment) may also prove incorrect and may not produce the desired results.

Market And Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market and Geopolitical Risks

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities and other investments in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

New Interval Fund Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Interval Fund Adviser Risk

The Adviser has not previously managed a closed-end fund. As a result, investors do not have a long-term track record from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Closed-end interval funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code.

No History Of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No History of Operations Risk

The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objectives. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund’s Expense Limitation Agreement (see “Fund Expenses”), to the extent it raises few assets.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds Risk

The Fund’s performance depends in part upon the performance of the pooled investment vehicle managers and selected strategies, the adherence by such managers to such selected strategies, the instruments used by such managers and the Adviser’s ability to select pooled investment vehicle managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees, and expenses at the Fund level, and asset-based fees, incentive fees and allocations, and expenses at the pooled investment vehicle level.

The private funds in which the Fund invests are subject to risks associated with legal and regulatory changes applicable to financial institutions generally and to private funds in particular. The Fund may not be able to invest in certain private funds that are oversubscribed or closed, and the Fund may be able to allocate only a limited amount of assets to a pooled investment vehicle that has been identified as an attractive opportunity. The Fund’s investments in certain private funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest a substantial portion of its assets in private funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a pooled investment vehicle, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

The Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by certain private funds. To fund such capital calls, the Fund may maintain a sizeable cash position, which may result in lower returns. If the Fund does not maintain a sufficient cash position to fund capital calls, it may face the potential inability to fund capital contributions. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, (iii) indirectly cause the Fund to be subject to certain penalties from the pooled investment vehicle (including the forfeiture of a portion of the Fund’s capital contribution to such vehicle), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Pooled investment vehicle returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser or Sub-Adviser, particularly during times of general market turmoil. A pooled investment vehicle manager may invest the pooled investment vehicle’s assets in securities of non-U.S. issuers, and the Fund’s assets may be invested in private funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A pooled investment vehicle manager may focus primarily on a particular industry, which would subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A pooled investment vehicle manager may focus on a particular country or geographic region, which may subject the vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. A pooled investment vehicle manager may use derivatives for speculative or hedging purposes. A pooled investment vehicle may incur leverage for investment or other purposes, which may increase the volatility of the vehicle. A pooled investment vehicle manager may invest without limitation in restricted and illiquid securities.

Private funds might not be publicly traded and therefore would not be liquid investments. Please see “Liquidity Risk” for a description of risks associated with illiquid securities. As a result, the Fund may consider information provided by the pooled investment vehicle manager to determine the value of the Fund’s investment in the vehicle. The valuation provided by the pooled investment vehicle manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the private funds, including any quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In addition to valuation risk, an investor in a privately offered pooled investment vehicle is not entitled to the protections of the 1940 Act. For example, privately offered private funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, privately offered private funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, pooled investment vehicle managers may have limited operating histories upon which to evaluate their performance, and some pooled investment vehicle managers may not be registered under the Advisers Act. Further, some offered pooled investment vehicle managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of net profits (or more in certain limited circumstances), which may create incentives for these managers to make investments that are riskier or more speculative than in the absence of these fees. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.

Certain private funds are subject to asset-specific risks.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risk

The main risk of real estate related investments is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Real estate historically has experienced significant fluctuation and cycles in value, and specific market conditions may result in a permanent reduction in value. The value of the real estate will depend on many factors beyond the control of the general partner, including, without limitation: changes in general economic or local conditions; changes in supply of or demand for competing properties in an area (as a result, for instance, of over-building); changes in interest rates; the promulgation and enforcement of governmental regulations relating to land use and zoning restrictions, environmental protection and occupational safety; unavailability of mortgage funds which may render the construction, leasing, sale or refinancing of a property difficult; the financial condition of borrowers and of tenants, buyers and sellers of property; changes in real estate tax rates and other operating expenses; the imposition of rent controls; energy and supply shortages; various uninsured or uninsurable risks; and natural disasters.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk

Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks

Quarterly repurchases by the Fund of its shares typically will be funded from borrowing proceeds, available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchases of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk

The Fund may focus a portion of its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. To the extent the Fund focuses its investments in the information technology or healthcare sector, it may be subject to the following risks:

●	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Small And Medium Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Medium-Capitalization Companies Risk

The Fund may invest a portion of assets in companies that are newly formed or have limited product lines, distribution channels and financial and managerial resources. While such investments may provide significant potential for appreciation, they may also involve higher risks for the Fund than do investments in securities of larger, more established companies. This may cause the Fund’s NAV to be more volatile when compared to investment companies that focus only on large capitalization companies.

Generally, securities of medium- and small-capitalization companies are more likely to experience sharper swings in market value, less liquid markets in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over the counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Fund may be required to dispose of these securities over a larger period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences. The risk of bankruptcy or insolvency is also higher than it is for larger, “blue-chip” companies.

Special Situations And Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations and Distressed Investments Risk

The Fund seeks to invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Specialty Finance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Specialty Finance

The Fund may arrange credit facilities with other lenders, fund managers and originators of risk assets. The Fund may also invest in other funds that focus on similar specialty finance transactions. Specialty finance investments can take form in a wide variety of forms, structures and terms. In general, the debt financing is typically arranged in the form of a senior secured credit facility and provided on the basis of pre-defined parameters and limitations on the types of loans or investments it can be used to fund. In certain cases, the Fund will be directly exposed to the credit risk of the borrower’s balance sheet, however this risk is typically mitigated by the senior position of the facility and therefore any losses are first borne by the borrower. In addition, the facility is typically secured by the borrower’s underlying assets, which are typically diversified pools of assets. In the event of default, the Fund may incur additional expenses and will rely on the collection efforts of the Adviser. Terms of a facility will vary but are typically commitments of a few years in duration or less. There is no reliable secondary market to liquidate the exposures in advance of the maturity date.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Products Risk

Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Although certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Certain structured products may be thinly traded or have a limited trading market.

Subordinated And Unsecured Or Partially Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated and Unsecured or Partially Secured Loans Risk

The Fund may invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower.

Uncertain Tax Treatment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Tax Treatment

The Fund may invest a portion of its net assets in “below investment grade” or “junk” instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Venture Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital Risk

The Fund or an Underlying Fund may invest in venture capital. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	225 Pictoria Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45246
Contact Personnel Name	Gary Grasso

[1]	Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee except if shares are repurchased at any time prior to the day immediately preceding the two-year anniversary of a shareholder’s purchase of such shares.
[2]	Interest Expense on Borrowings is based on estimated amounts for the current fiscal year. No leverage is anticipated in the first year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund. AFFE are estimated for the current fiscal year based on historic fees and expenses. AFFE may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time. The typical incentive allocation paid to the investment advisers of acquired funds that pay such fees is 10-20%.
[4]	Other expenses are based on estimated amounts for the current fiscal year with Fund estimated net proceeds of $30,000,000. Other expenses include but are not limited to accounting, legal and auditing fees of the Fund, compliance services expenses, shareholder servicing plan fees and fees payable to the Trustees.
[5]	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least June 30, 2026 to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees, and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser. Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. See “Management of the Fund.”